Operating Segments	12 Months Ended
Jan. 31, 2018
Operating Segments [Abstract]
Disclosure of operating segments [text block]
7	Operating Segments

Segment information

Identification of reportable operating segments

The consolidated entities' Director examined the group's performance from both sales channel and geographical perspective and identified seven reportable segments being Australia Retail, New Zealand Retail, Australia wholesale, New Zealand wholesale, US Wholesale, EU Wholesale and e-commerce.

Australia retail

This segment covers retail and outlet stores located in Australia.

New Zealand retail

This segment covers retail and outlet stores located in New Zealand.

Australia wholesale

This segment covers the wholesale of intimates apparel to customers based in Australia.

New Zealand wholesale

This segment covers the wholesale of intimates apparel to customers based in New Zealand.

US wholesale

This segment covers the wholesale of intimates apparel to customers based in the United States of America.

Europe wholesale

This segment covers the wholesale of intimates apparel to customers based in Europe.

E-commerce

This segment covers the group's online retail activities. E-commerce revenue for the periods ended 31 January 2018 and 31 January 2017 include revenue from a US brand called Fredericks of Hollywood for which Bendon Limited currently has a licence agreement.

These operating segments are based on the internal reports that are reviewed and used by the Chief Executive Officer (who is identified as the Chief Operating Decision Makers ('CODM')) in assessing performance and in determining the allocation of resources.

The CODM reviews underlying EBITDA (earnings before interest, tax, depreciation and amortisation). The accounting policies adopted for internal reporting to the CODM are consistent with those adopted in the financial statements.

EBITDA is a financial measure which is not prescribed by IFRS and represents the profit adjusted for specific non-cash and significant items. The directors consider EBITDA to reflect the core earnings of the consolidated entity.

The information reported to the CODM is on a monthly basis.

Other Costs and Business Activities

Certain costs are not allocated to our reporting segment results, such as costs associated with the following:

- Corporate overheads, which is responsible for centralized functions such as information technology, facilities, legal, finance, human resources, business development, and procurement. These costs also include compensation costs and other miscellaneous operating expenses not charged to our operating segments, as well as interest and tax income and expense.

These costs are included with in "unallocated" segment in our segment performance.

Other assets and liabilities

We manage our assets and liabilities on a Group basis, not by segment. CODM does not regularly review any asset or liability information by segment and its preparation is impracticable. Accordingly, we do not report asset and liability information by segment.

(a)	Reconciliations

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Total segment revenue	156,311	113,031	176,145	166,553
Intersegment eliminations	(24,923)	(16,747)	(32,855)	(27,739)
Other revenue	-	-	7,710	24
Total revenue	131,388	96,284	151,000	138,838

Reconciliation of segment EBITDA to the consolidated statements of profit or loss and other comprehensive income:
The Board meets on a monthly basis to assess the performance of each segment, net operating profit does not include non-operating revenue and expenses such as dividends, fair value gains and losses.

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Segment EBITDA	(24,053)	(2,126)	10,470	3,420
Income tax (expense)/benefit	(60)	(865)	(5,546)	1,274
Other revenue	-	-	7,710	24
Any other reconciling items	(13,480)	(12,988)	(33,380)	(17,823)
Total net loss after tax	(37,593)	(15,979)	(20,746)	(13,105)

Any other reconciling items includes brand transition, finance expenses, impairment expense, depreciation and amortisation, fair value gain/loss on foreign exchange contracts, and unrealised foreign exchange gain/loss that cannot be allocated to segments.

(b)	Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
New Zealand	46,665	30,676	62,109	54,834
Australia	38,208	32,913	53,193	51,997
United States	32,323	23,146	19,167	14,435
Europe	14,192	9,549	16,531	17,572
	131,388	96,284	151,000	138,838

(c)	Segment performance

			NZ	AU	US	EU
	NZ Retail	AU Retail	Wholesale	Wholesale	Wholesale	Wholesale	e-commerce	Unallocated	Total
For the year ended 31 January 2018	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Revenue from external customers	34,269	18,236	10,453	15,512	6,390	14,192	32,234	-	131,286
Service income	-	-	-	-	-	-	-	102	102
	34,269	18,236	10,453	15,512	6,390	14,192	32,234	102	131,388
Cost of sales	(16,488)	(9,457)	(8,213)	(12,545)	(6,438)	(10,221)	(20,974)	(3,123)	(87,459)
Gross margin	17,781	8,779	2,240	2,967	(48)	3,971	11,260	(3,021)	43,929
Other segment expenses*	(13,451)	(11,329)	(1,068)	(3,781)	(3,301)	(2,904)	(11,520)	-	(47,354)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,101)	(1,101)
Corporate expenses	-	-	-	-	-	-	-	(19,150)	(19,150)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	(377)	(377)
EBITDA	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(23,649)	(24,053)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(3,272)	(3,272)
Finance expense	-	-	-	-	-	-	-	(8,791)	(8,791)
Impairment expense	-	-	-	-	-	-	-	(1,914)	(1,914)
Depreciation and amortisation	-	-	-	-	-	-	-	(3,030)	(3,030)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	(502)	(502)
Unrealised foreign exchange gain/(loss)	-	-	-	-	-	-	-	1,636	1,636
Fair value gain/(loss) on Convertible Notes derivative	-	-	-	-	-	-	-	2,393	2,393
Loss before income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,129)	(37,533)
Income tax expense	-	-	-	-	-	-	-	(60)	(60)
Loss after income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,189)	(37,593)

			NZ	AU	US	EU
	NZ Retail	AU Retail	Wholesale	Wholesale	Wholesale	Wholesale	e-commerce	Unallocated	Total
For the 7 months ended 31 January 2017	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Revenue from external customers	21,953	12,053	7,484	18,091	9,015	9,548	18,140	-	96,284
	21,953	12,053	7,484	18,091	9,015	9,548	18,140	-	96,284
Cost of sales	(9,707)	(5,592)	(4,961)	(11,431)	(6,934)	(6,277)	(11,902)	(340)	(57,144)
Gross margin	12,246	6,461	2,523	6,660	2,081	3,271	6,238	(340)	39,140
Other segment expenses*	(7,480)	(6,196)	(475)	(2,089)	(2,065)	(2,013)	(3,654)	(8,068)	(32,040)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(541)	(541)
Corporate expenses	-	-	-	-	-	-	-	(8,082)	(8,082)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	(603)	(603)
EBITDA	4,766	265	2,048	4,571	16	1,258	2,584	(17,634)	(2,126)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(1,321)	(1,321)
Finance expense	-	-	-	-	-	-	-	(6,238)	(6,238)
Impairment expense	-	(281)	-	-	-	-	-	(11)	(292)
Depreciation and amortisation expense	-	-	-	-	-	-	-	(1,842)	(1,842)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	(2,135)	(2,135)
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	(568)	(568)
Fair value (gain)/loss on Convertible Note derivative	-	-	-	-	-	-	-	(592)	(592)
Loss before income tax expense	4,766	(16)	2,048	4,571	16	1,258	2,584	(30,341)	(15,114)
Income tax expense	-	-	-	-	-	-	-	(865)	(865)
Loss after income tax expense	4,766	(16)	2,048	4,571	16	1,258	2,584	(31,206)	(15,979)

* Other segment expenses relate to brand management expenses and some corporate expenses.

			NZ	AU	US	EU
	NZ Retail	AU Retail	Wholesale	Wholesale	Wholesale	Wholesale	e-commerce	Unallocated	Total
For the year ended 30 June 2016	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Revenue from external customers	37,389	20,680	15,071	28,021	18,876	16,531	6,722	-	143,290
Service income	-	-	-	-	-	-	-	7,702	7,702
Other income	-	-	-	-	-	-	-	8	8
	37,389	20,680	15,071	28,021	18,876	16,531	6,722	7,710	151,000
Cost of sales	(16,053)	(8,930)	(10,721)	(18,056)	(14,540)	(11,658)	(3,582)	15	(83,525)
Gross margin	21,336	11,750	4,350	9,965	4,336	4,873	3,140	7,725	67,475
Other segment expenses*	(12,263)	(9,835)	(709)	(3,520)	(2,817)	(3,204)	(2,039)	(13,975)	(48,362)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(801)	(801)
Corporate expenses	-	-	-	-	-	-	-	(13,002)	(13,002)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	5,160	5,160
EBITDA	9,073	1,915	3,641	6,445	1,519	1,669	1,101	(14,893)	10,470
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(2,232)	(2,232)
Finance expense	-	-	-	-	-	-	-	(10,409)	(10,409)
Impairment expense	-	-	-	-	-	-	-	-	-
Depreciation and amortisation expense	-	-	-	(2,157)	-	-	-	(3,289)	(5,446)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	(7,660)	(7,660)
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	77	77
Loss before income tax expense	9,073	1,915	3,641	4,288	1,519	1,669	1,101	(38,406)	(15,200)
Income tax expense	-	-	-	-	-	-	-	(5,546)	(5,546)
Loss after income tax expense	9,073	1,915	3,641	4,288	1,519	1,669	1,101	(43,952)	(20,746)

* Other segment expenses relate to brand management expenses and some corporate expenses.

			NZ	AU	US	EU
	NZ Retail	AU Retail	Wholesale	Wholesale	Wholesale	Wholesale	e-commerce	Unallocated	Total
For the year ended 30 June 2015	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Revenue from external customers	37,089	18,491	16,333	29,817	13,853	17,548	5,683	-	138,814
	-	-	-	-	-	-	-	24	24
	37,089	18,491	16,333	29,817	13,853	17,548	5,683	24	138,838
Cost of sales	(16,270)	(8,066)	(10,978)	(18,461)	(10,929)	(11,258)	(3,072)	3	(79,031)
Gross margin	20,819	10,425	5,355	11,356	2,924	6,290	2,611	27	59,807
Other segment expenses*	(11,885)	(7,624)	(1,787)	(2,449)	(2,536)	(3,266)	(1,991)	(10,665)	(42,203)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(441)	(441)
Corporate expenses	-	-	-	-	-	-	-	(13,940)	(13,940)
Other foreign exchange gain/loss	-	-	-	-	-	-	-	197	197
EBITDA	8,934	2,801	3,568	8,907	388	3,024	620	(24,822)	3,420
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(12,182)	(12,182)
Finance expense	-	-	-	-	-	-	-	(5,870)	(5,870)
Depreciation and amortisation expense	-	-	-	-	-	-	-	(4,250)	(4,250)
Fair value gain/(loss) on foreign exchange contracts	-	-	-	-	-	-	-	6,330	6,330
Unrealised foreign exchange (gain)/loss	-	-	-	-	-	-	-	(1,827)	(1,827)
Loss before income tax expense	8,934	2,801	3,568	8,907	388	3,024	620	(42,621)	(14,379)
Income tax expense	-	-	-	-	-	-	-	1,274	1,274
Loss after income tax expense	8,934	2,801	3,568	8,907	388	3,024	620	(41,347)	(13,105)

* Other segment expenses relate to brand management expenses and some corporate expenses.